Share Capital - Options by exercise price (Details)	12 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding | $	10,170,000	13,750,784	13,525,784
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 6 months 7 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 2.11
Number Exercisable, Options Exercisable | $	9,610,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 1.79
0.75
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.75
Number of shares, options outstanding | $	450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	10 months 2 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.75
Number Exercisable, Options Exercisable | $	450,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.75
0.75
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.75
Number of shares, options outstanding | $	150,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 3 months 18 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.75
Number Exercisable, Options Exercisable | $	150,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.75
0.76
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.76
Number of shares, options outstanding | $	4,450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	8 months 8 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.76
Number Exercisable, Options Exercisable | $	4,450,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.76
1.40
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.40
Number of shares, options outstanding | $	1,900,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 2 months 4 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 1.40
Number Exercisable, Options Exercisable | $	1,900,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 1.40
2.10
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 2.10
Number of shares, options outstanding | $	450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	7 months 24 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 2.10
Number Exercisable, Options Exercisable | $	450,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 2.10
3.39
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.39
Number of shares, options outstanding | $	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 6 months 21 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.39
Number Exercisable, Options Exercisable | $	1,200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.39
3.43
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.43
Number of shares, options outstanding | $	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 9 months 14 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.43
Number Exercisable, Options Exercisable | $	400,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.43
6.08
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.08
Number of shares, options outstanding | $	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 21 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.08
Number Exercisable, Options Exercisable | $	200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.08
6.31
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.31
Number of shares, options outstanding | $	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 8 months 4 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.31
Number Exercisable, Options Exercisable | $	50,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.31
7.55
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 7.55
Number of shares, options outstanding | $	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 7 months 17 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 7.55
Number Exercisable, Options Exercisable | $	250,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 7.55
8.25
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 8.25
Number of shares, options outstanding | $	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 8 months 15 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 8.25
Number Exercisable, Options Exercisable | $	85,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 8.25
9.40
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 9.40
Number of shares, options outstanding | $	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 9 months 10 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 9.40
Number Exercisable, Options Exercisable | $	25,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 9.40